Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment, Net
Property and equipment, net movement for the years ended December 31, 2023 and 2022, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2023	$6,182	$1,626	$1,633	$1,108	$10,549
Additions	937	176	359	118	1,590
Disposals	(854)	—	(623)	(4)	(1,481)
Currency Translation Adjustment	590	173	91	88	942
December 31, 2023	$6,855	$1,975	$1,460	$1,310	$11,600

Accumulated depreciation
January 1, 2023	$(1,165)	$(665)	$(1,143)	$(447)	$(3,420)
Additions	(1,147)	(246)	(229)	(240)	(1,862)
Disposals	844	—	604	4	1,452
Currency Translation Adjustment	(108)	(82)	(63)	(48)	(301)
December 31, 2023	$(1,576)	$(993)	$(831)	$(731)	$(4,131)
Net book value at December 31, 2023	$5,279	$982	$629	$579	$7,469

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2022	$3,260	$1,116	$1,855	$1,007	$7,238
Additions	2,895	480	147	222	3,744
Disposals	—	—	(319)	(113)	(432)
Currency Translation Adjustment	27	30	(50)	(8)	(1)
December 31, 2022	$6,182	$1,626	$1,633	$1,108	$10,549

Accumulated depreciation
January 1, 2022	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Additions	(588)	(224)	(273)	(206)	(1,291)
Disposals	—	—	319	113	432
Currency Translation Adjustment	(7)	(23)	39	5	14
December 31, 2022	$(1,165)	$(665)	$(1,143)	$(447)	$(3,420)
Net book value at December 31, 2022	$5,017	$961	$490	$661	$7,129